PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

        A summary of the Company's property and equipment is as follows (in thousands):

	Estimate Useful Life	As of December 31, 2011	As of December 31, 2010
Building and improvements	15 - 40 years	$18,708	$—
Furniture and equipment	2 - 10 years	62,224	26,526
Software	3 - 5 years	96,010	54,706
Leasehold improvements	3 - 10 years	1,458	2,638
Construction in progress		15,737	13,626
Accumulated depreciation		(41,827)	(16,440)

Total		$152,310	$81,056

        Depreciation and amortization expense related to property and equipment for the years ended December 31, 2011 and 2010, and the six months ended December 31, 2009 and June 30, 2009 was $31.7 million, $12.5 million, $4.0 million and $1.1 million, respectively.